UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
		  	    Washington, D.C.  20549

			           FORM 13F

			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):  [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     7x7 Asset Management LLC
Address:  100 Pine Street, Suite 1950
          San Francisco, CA  94111

Form 13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas K. Lee
Title:    Manager
Phone:    415-249-6800

Signature, Place and Date of Signing:


    /s/ Douglas K. Lee           San Francisco, CA          May 13, 2009
---------------------------   ------------------------   -----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $212,948 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

7x7 ASSET MANAGEMENT LLC
FORM 13F INFORMATION TABLE - FIRST QUARTER 2009



                                 TITLE                            SHARES/
                                  OF                   VALUE     PRINCIPAL SH/ PUT/  INVSMT  OTH       VOTING AUTHORITY
       NAME OF ISSUER            CLASS        CUSIP   (x$1000)    AMOUNT   PRN CALL  DSCRTN  MGRS     SOLE  SHARED  NONE
========================================================================================================================

AKAMAI TECHNOLOGIES INC           COM       00971T101  12,125     625,000   SH        SOLE   N/A     625,000
AMAZON COM INC                    COM       023135106   2,754      37,500   SH        SOLE   N/A      37,500
APPLE INC                         COM       037833100   5,256      50,000   SH        SOLE   N/A      50,000
COGO GROUP INC                    COM       192448108   8,111   1,214,290   SH        SOLE   N/A   1,214,290
DIGITAL RIV INC                   COM       25388B104   5,964     200,000   SH        SOLE   N/A     200,000
EARTHLINK INC                     COM       270321102   1,708     260,000   SH        SOLE   N/A     260,000
FAIRCHILD SEMICONDUCTOR INTL      COM       303726103   5,850   1,568,457   SH        SOLE   N/A   1,568,457
HEWLETT PACKARD CO                COM       428236103  20,038     625,000   SH        SOLE   N/A     625,000
INTEL CORP                        COM       458140100   6,388     425,000   SH        SOLE   N/A     425,000
ISHARES TR                      RUSSELL     464287655   2,548      13,000   SH  PUT   SOLE   N/A           0
                                 2000
LG DISPLAY CO LTD              SPONS ADR    50186V102   6,249     611,400   SH        SOLE   N/A     611,400
                                  REP
LAM RESEARCH CORP                 COM       512807108   3,985     175,000   SH        SOLE   N/A     175,000
LATTICE SEMICONDUCTOR CORP        COM       518415104   9,632   6,980,000   SH        SOLE   N/A   6,980,000
MAXIM INTEGRATED PRODS INC        COM       57772K101  18,494   1,400,000   SH        SOLE   N/A   1,400,000
MCAFEE INC                        COM       579064106   4,188     125,000   SH        SOLE   N/A     125,000
MICROCHIP TECHNOLOGY INC          COM       595017104  12,184     575,000   SH        SOLE   N/A     575,000
NATIONAL SEMICONDUCTOR CORP       COM       637640103   7,189     700,000   SH        SOLE   N/A     700,000
NETLOGIC MICROSYSTEMS INC         COM       64118B100   4,020     146,285   SH        SOLE   N/A     146,285
NOKIA CORP                     SPONSORED    654902204  11,962   1,025,000   SH        SOLE   N/A   1,025,000
                                  ADR
ORACLE CORP                       COM       68389X105   8,132     450,000   SH        SOLE   N/A     450,000
STEC INC                          COM       784774101   8,942   1,215,000   SH        SOLE   N/A   1,215,000
SYMANTEC CORP                     COM       871503108  12,326     825,000   SH        SOLE   N/A     825,000
VALUECLICK INC                    COM       92046N102   1,702     200,000   SH        SOLE   N/A     200,000
VARIAN SEMICONDUCTOR EQUIPMN      COM       922207105   1,625      75,000   SH        SOLE   N/A      75,000
VOLTERRA SEMICONDUCTOR CORP       COM       928708106   7,551     894,724   SH        SOLE   N/A     894,724
WESTERN DIGITAL CORP              COM       958102105  13,259     685,570   SH        SOLE   N/A     685,570
ZORAN CORP                        COM       98975F101  10,766   1,223,400   SH        SOLE   N/A   1,223,400